INCOME TAXES - Reconciliation between the effective tax rate on income from continuing operations and the statutory rate (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Tax
Total tax expense	$ 39,340	$ 0	$ 39,340	$ 0
Percentage
Federal income tax provision at statutory rates			21.00%		21.00%
State taxes, net					0.00%
Income tax provision	(2.10%)	0.00%	(3.10%)	0.00%	0.00%
New Dragonfly
Tax
Federal income tax provision at statutory rates					$ 1,249,000	$ 1,840,000
Permanent differences (other than tax)					188,000	87,000
State taxes, net					128,000	9,000
Deferred true-up					56,000	(2,000)
Research and development credits					0	(75,000)
Uncertain tax positions					(19,000)	19,000
Other					9,000	8,000
Total tax expense			$ (1,700,000)	$ 1,981,000	$ 1,611,000	$ 1,886,000
Percentage
Federal income tax provision at statutory rates					21.00%	21.00%
Permanent differences (other than tax)					3.16%	0.99%
State taxes, net					2.15%	0.10%
Deferred true-up					0.94%	(0.02%)
Research and development credits					0.00%	(0.86%)
Uncertain tax positions					(0.32%)	0.22%
Other					0.15%	0.11%
Income tax provision					27.08%	21.52%